Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 101,045	$ 622,985
Prepaid expenses	800,310	1,074,689
Total current assets	901,355	1,697,674
Cash and investments held in Trust Account	230,004,108	230,018,693
Total Assets	230,905,463	231,716,367
Current liabilities:
Accounts payable	89,189	0
Accrued expenses	874,866	139,684
Due to related party	334,663	11,560
Total current liabilities	1,298,718	151,244
Liabilities [Abstract]
Deferred legal fees	200,000	200,000
Deferred underwriting commissions	8,050,000	8,050,000
Derivative warrant liabilities	16,603,180	13,467,630
Total liabilities	26,151,898	21,868,874
Commitments and contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	11,565,268	6,471,389
Accumulated deficit	(6,566,141)	(1,472,213)
Total Hippo Enterprises Inc. stockholders' deficit	5,000,005	5,000,003
Total stockholders' equity	5,000,005	5,000,003
Total liabilities, convertible preferred stock, and stockholders' deficit	230,905,463	231,716,367
Class A Ordinary Shares
Convertible preferred stock:
Preferred stock, $0.000001 par value per share; 46,479,310 and 38,851,220 shares authorized as of December 31, 2020 and 2019, respectively; 43,985,178 and 36,035,688 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Liquidation preferences of $359.4 million and $204.5 million as of December 31, 2020 and 2019, respectively	199,753,560	204,847,490
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively	303	252
Class B Ordinary Shares
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively	575	575
Hippo Enterprises Inc And Subsidiaries [Member]
Investments:
Fixed maturities available-for-sale, at fair value	56,600,000	56,000,000.0	$ 0
Short-term investments		0	96,500,000
Total investments	56,600,000	56,000,000.0	96,500,000
Current assets:
Cash and cash equivalents	364,100,000	452,300,000	23,300,000
Restricted cash	46,100,000	40,100,000	18,700,000
Accounts receivable, net of allowance	54,000,000.0	37,100,000	3,500,000
Reinsurance recoverable on paid and unpaid losses and LAE	242,800,000	134,100,000	0
Deferred policy acquisition costs	0	1,900,000	0
Ceding commissions receivable	34,200,000	21,300,000	0
Prepaid reinsurance premiums	195,300,000	129,400,000	0
Property and equipment		900,000	900,000
Capitalized internal use software	18,700,000	14,700,000	7,800,000
Goodwill	48,200,000	47,800,000	1,900,000
Intangible assets	34,600,000	33,900,000	15,600,000
Other assets	27,200,000	10,800,000	2,300,000
Total Assets	1,121,800,000	979,400,000	170,500,000
Liabilities [Abstract]
Loss and loss adjustment expense reserve	195,200,000	105,100,000	0
Unearned premiums	216,500,000	150,300,000	0
Reinsurance premiums payable	137,000,000.0	86,100,000	0
Provision for commission	13,000,000.0	28,200,000	12,900,000
Fiduciary liabilities	28,200,000	17,500,000	10,500,000
Convertible promissory notes	299,000,000.0	273,000,000.0	0
Derivative liability on notes	162,600,000	113,300,000	0
Contingent consideration liability	11,600,000	12,000,000.0	13,800,000
Preferred stock warrant liabilities	137,500,000	22,900,000	6,700,000
Accrued expenses and other liabilities	46,000,000.0	25,700,000	14,600,000
Total liabilities	1,246,600,000	834,100,000	58,500,000
Convertible preferred stock:
Preferred stock, $0.000001 par value per share; 46,479,310 and 38,851,220 shares authorized as of December 31, 2020 and 2019, respectively; 43,985,178 and 36,035,688 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Liquidation preferences of $359.4 million and $204.5 million as of December 31, 2020 and 2019, respectively	344,800,000	344,800,000	190,300,000
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively	0	0	0
Additional paid-in capital	65,800,000	56,900,000	36,700,000
Accumulated other comprehensive income	(300,000)	100,000	100,000
Accumulated deficit	(536,400,000)	(256,600,000)	(115,100,000)
Total Hippo Enterprises Inc. stockholders' deficit	(470,900,000)	(199,600,000)	(78,300,000)
Noncontrolling interest	1,300,000	100,000	0
Total stockholders' equity	(469,600,000)	(199,500,000)	(78,300,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 1,121,800,000	979,400,000	$ 170,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | As Previously Reported
Current assets:
Other assets		9,900,000
Reinvent Technology Partners Z [Member]
Current assets:
Cash and cash equivalents		622,985
Prepaid expenses		1,074,689
Total current assets		1,697,674
Cash and investments held in Trust Account		230,018,693
Total Assets		231,716,367
Current liabilities:
Accrued expenses		139,684
Due to related party		11,560
Total current liabilities		151,244
Liabilities [Abstract]
Deferred legal fees		200,000
Deferred underwriting commissions		8,050,000
Derivative warrant liabilities		13,467,630
Total liabilities		21,868,874
Convertible preferred stock:
Preferred stock, $0.000001 par value per share; 46,479,310 and 38,851,220 shares authorized as of December 31, 2020 and 2019, respectively; 43,985,178 and 36,035,688 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Liquidation preferences of $359.4 million and $204.5 million as of December 31, 2020 and 2019, respectively		204,847,490
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		0
Additional paid-in capital		6,471,389
Accumulated deficit		(1,472,213)
Total Hippo Enterprises Inc. stockholders' deficit		5,000,003
Total stockholders' equity		5,000,003
Total liabilities, convertible preferred stock, and stockholders' deficit		231,716,367
Reinvent Technology Partners Z [Member] | As Previously Reported
Current assets:
Total Assets		231,716,367
Current liabilities:
Total current liabilities		151,244
Liabilities [Abstract]
Deferred legal fees		200,000
Deferred underwriting commissions		8,050,000
Derivative warrant liabilities		0
Total liabilities		8,401,244
Convertible preferred stock:
Preferred stock, $0.000001 par value per share; 46,479,310 and 38,851,220 shares authorized as of December 31, 2020 and 2019, respectively; 43,985,178 and 36,035,688 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Liquidation preferences of $359.4 million and $204.5 million as of December 31, 2020 and 2019, respectively		218,315,120
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		0
Additional paid-in capital		5,230,984
Accumulated deficit		(231,673)
Total Hippo Enterprises Inc. stockholders' deficit		5,000,003
Total liabilities, convertible preferred stock, and stockholders' deficit		231,716,367
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares
Convertible preferred stock:
Preferred stock, $0.000001 par value per share; 46,479,310 and 38,851,220 shares authorized as of December 31, 2020 and 2019, respectively; 43,985,178 and 36,035,688 shares issued and outstanding as of December 31, 2020 and 2019, respectively; Liquidation preferences of $359.4 million and $204.5 million as of December 31, 2020 and 2019, respectively		204,847,490
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively		252
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares | As Previously Reported
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively		117
Reinvent Technology Partners Z [Member] | Class B Ordinary Shares
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively		575
Reinvent Technology Partners Z [Member] | Class B Ordinary Shares | As Previously Reported
Shareholders' Equity:
Common stock, $0.000001 par value per share; 83,830,000 and 71,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 13,307,826 and 12,069,742 shares issued and outstanding as of December 31, 2020 and 2019, respectively		$ 575